CONDENSED CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014
CONDENSED CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS
Net sales	$ 18,865	$ 25,718	$ 61,266	$ 68,957
Cost of goods sold	10,542	13,279	35,190	36,301
Gross profit	8,323	12,438	26,076	32,656
Operating expenses:
Selling, general and administrative	11,443	10,585	34,895	31,220
Depreciation and amortization	799	905	2,448	2,728
Retail stores impairment	470	332	470	332
Total operating expenses	12,712	11,822	37,813	34,280
Operating loss from continuing operations	(4,389)	617	(11,737)	(1,624)
Other income				(2,268)
Interest expense	1,700	1,279	4,637	3,796
Loss from continuing operations, before income tax benefit	(6,089)	(667)	(16,374)	(3,152)
Income tax (benefit) expense	(12,801)	(174)	1,698	(860)
Income (loss) from continuing operations	6,712	(493)	(18,072)	(2,292)
Income from discontinued operations, net of tax	(1,053)	769	(1,213)	2,729
Net (loss) income and comprehensive (loss) income	$ 5,659	$ 276	$ (19,285)	$ 437
Earnings (loss) per common share - basic
Loss from continuing operations (in dollars per share)	$ 0.10	$ (0.01)	$ (0.26)	$ (0.03)
Earnings from discontinued operations - basic (in dollars per share)	(0.02)	0.01	(0.02)	0.04
Earnings (loss) per common share - basic (in dollars per share)	0.08	0.00	(0.28)	0.01
Earnings (loss) per common share - diluted
Loss from continuing operations (in dollars per share)	0.10	(0.01)	(0.26)	(0.03)
Earnings from discontinued operations - basic (in dollars per share)	(0.02)	0.01	(0.02)	0.04
Earnings (loss) per common share - diluted (in dollars per share)	$ 0.08	$ 0.00	$ (0.28)	$ 0.01
Weighted average shares outstanding
Basic (in shares)	69,614	68,362	69,314	68,151
Diluted (in shares)	69,620	68,880	69,314	68,935